LIQUIDITY, GOING CONCERN AND MANAGEMENT PLANS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
LIQUIDITY, GOING CONCERN AND MANAGEMENT PLANS

Note 4 – Going Concern

The accompanying condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern. The Company has incurred recurring net losses, has negative working capital and operations have not provided cash flows. Additionally, the Company does not currently have any revenue producing operations to cover its operating expenses and meet its current obligations. In view of these matters, there is substantial doubt about the Company’s ability to continue as a going concern. The Company intends to finance its future development activities and its working capital needs largely through the sale of equity securities with some additional funding from other sources, including term notes until such time as funds provided by operations are sufficient to fund working capital requirements. The condensed consolidated financial statements of the Company do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts and classifications of liabilities that might be necessary should the Company be unable to continue as a going concern.

NOTE 3 – GOING CONCERN

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. The Company has incurred recurring net losses, has negative working capital and operations have not provided cash flows. Additionally, the Company does not currently have any revenue producing operations to cover its operating expenses and meet its current obligations. In view of these matters, there is substantial doubt about our ability to continue as a going concern. The Company intends to finance its future development activities and its working capital needs largely through the sale of equity securities with some additional funding from other sources, including term notes until such time as funds provided by operations are sufficient to fund working capital requirements. The consolidated financial statements of the Company do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts and classifications of liabilities that might be necessary should the Company be unable to continue as a going concern.

Turnongreen Inc [Member]
LIQUIDITY, GOING CONCERN AND MANAGEMENT PLANS

2. LIQUIDITY, GOING CONCERN AND MANAGEMENT PLANS

As of June 30, 2022, the Company had cash of $0.3 million and working capital of $2.4 million. Currently, the Company is dependent on BitNile for its continued support to fund its operations, without which the Company would need to cease or curtail such operations. BitNile is committed to provide TurnOnGreen such funding as may be necessary to permit the Company to fund its operations, while TurnOnGreen is a wholly owned subsidiary of BitNile.

The Company believes its current cash on hand together with funds advanced by the parent are sufficient to meet its operating and capital requirements for at least the next twelve months from the date these financial statements are issued.

2. LIQUIDITY, GOING CONCERN AND MANAGEMENT PLANS

As of December 31, 2021, the Company had cash of $112,000 and working capital of $2.6 million. Currently, the Company is dependent on BitNile for its continued support to fund its operations, without which the Company would need to cease or curtail such operations. BitNile intends to provide TurnOnGreen such funding as may be necessary to permit the Company to fund its operations, while TurnOnGreen is a wholly owned subsidiary of BitNile.

The Company believes its current cash on hand together with funds advanced by the parent are sufficient to meet its operating and capital requirements for at least the next twelve months from the date these financial statements are issued.